Preferred and Ordinary Stock (Details)			6 Months Ended	12 Months Ended
	Jul. 21, 2021 USD ($)	May 13, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 27, 2021 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 27, 2018 USD ($)
Preferred and Ordinary Stock (Details) [Line Items]
Aggregating principal amount (in Dollars) | $	$ 130,479,000
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock shares authorized			50,000,000	50,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			6,538,943	7,227,474
Common stock, shares outstanding			6,538,943	7,227,474
Shares subject to possible redemption (in Dollars) | $			$ 22,977,568	$ 22,289,037
FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Authorized Shares					2,016,311,662
Accrued interest (in Dollars) | $							$ 5,805,000
Voting description			The holders of Class A Preferred Stock are entitled to one vote for each share held by such holder.
Shares redemption occurs, description				The redemption price per share is determined by a calculation of the following amounts divided by the number of Redeemable Preference Stock issued as of December 31, 2020: $600,000 if redemption occurs prior to December 31, 2019; $700,000 if redemption occurs on or after December 31, 2019, but prior to December 31, 2020; $800,000 if redemption occurs on or after December 31, 2020, but prior to December 31, 2021; $920,000 if redemption occurs on or after December 31, 2021, but prior to December 31, 2022; and $1,050,000 if redemption occurs on or after December 31, 2022.
Redeemable preference stock shares				313,725,490
Class A Ordinary Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Authorized shares issued					87,615,555
Common stock shares authorized			665,209,680	400,000,000		400,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued			64,224,007	41,234,448		40,879,124
Common stock, shares outstanding			64,224,007	41,234,448		40,879,124
Class A-1 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Authorized shares issued		19,546,600	87,617,555	0	158,479,868
Temporary equity par value (in Dollars per share) | $ / shares		$ 1.67	$ 0.00001	$ 0.00001	$ 0.00001
Aggregating principal amount (in Dollars) | $		$ 90,869
Converted shares		57,513,413
Business combination with a conversion ratio		7.077
Liquidation preference per share (in Dollars per share) | $ / shares			$ 1.67
Class A-2 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Authorized shares issued			158,479,868	0	1,475,147
Temporary equity par value (in Dollars per share) | $ / shares		$ 1.96	$ 0.00001	$ 0.00001	$ 0.00001
Liquidation preference per share (in Dollars per share) | $ / shares			1.96
Class A-3 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Temporary equity par value (in Dollars per share) | $ / shares					$ 0.00001
Liquidation preference per share (in Dollars per share) | $ / shares			$ 1.715
FF Intelligent Mobility Global Holdings Ltd [Member] | Class A-1 Convertible Preferred Stock [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Accrued interest (in Dollars) | $		$ 43,490
Class B Ordinary Stock [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Number of shares of capital stock				1,650,588,235
Class B Ordinary Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Number of shares of capital stock				80,000,000
Common stock shares authorized			180,000,000	180,000,000		100,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued			150,052,834	147,058,823		0
Common stock, shares outstanding			150,052,834	147,058,823		0
Class C Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Due to shares increase.				1,715,186
Redeemable Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Votes for each share holder				0.5625
Stock issued (in Dollars) | $				$ 600,000,000
Liquidation preference (in Dollars) | $				$ 800,000,000		$ 800,000,000
Class B Preferred Stock [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Votes for each share holder				ten
Class B Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 2,444
Liquidation preference (in Dollars) | $				$ 1,106,988,000		$ 1,466,400,000
Conversion of shares, description				During 2020, 147,058,823 shares of the Company’s Class B Preferred Stock automatically converted into 147,058,823 shares of the Company’s Class B Ordinary Stock at a conversion rate of one for one.